Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

20.           LEASES

The Sogou Group has entered into operating lease agreements, primarily for office space in China, with lease periods expiring between 2019 and 2023. The determination of whether an arrangement is or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Sogou Group obtains substantially all of the economic benefit from and has the ability to direct the use of the asset. Operating lease assets and liabilities are included on the Sogou Group’s consolidated balance sheets beginning January 1, 2019. Right-of-use assets are included in due from related parties and other assets, while the current portion of the operating lease liabilities is included in due to related parties and other short-term liabilities and the long term portion is included in long-term liabilities. The Sogou Group has elected to not recognize lease assets and lease liabilities for leases with a term of twelve months or less on the consolidated balance sheets.

Operating lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Sogou Group uses its incremental borrowing rate in determining the present value of the future lease payments, because the interest rate implicit in most of the leases is not readily determinable. The Sogou Group estimates its incremental borrowing rate for each leased asset based on the interest rate the Sogou Group would incur to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment.

The Sogou Group’s lease agreements generally do not contain any residual value guarantees or material restrictive covenants. Certain of the Sogou Group’s leases contain free or escalating rent payment terms. Operating lease expense is recognized on a straight-line basis over the lease term.

The Sogou Group’s lease agreements generally contain lease and non-lease components. Non-lease components consist primarily of payments for property management. The Sogou Group combines fixed payments for non-lease components with the lease payments and accounts for them together as a single lease component, which increases the amount of the Sogou Group’s lease assets and liabilities. Payments under the lease arrangements are primarily fixed, with no variable payments.

Components of operating lease expense were as follows:

For the Year Ended December 31, 2019
Operating lease cost	$15,760
Short-term lease cost	19
Total operating lease cost	$15,779

Supplemental cash flow information related to leases is as follows:

For the Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$15,146

For the Year Ended December 31, 2019
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,198

The following table presents supplemental balance sheet information related to the operating leases:

As of December 31, 2019
Assets:
Operating lease right-of-use assets	$13,333
Liabilities:
Current portion of lease liabilities	6,106
Non-current portion of lease liabilities	5,686
Total operating lease liabilities	$11,792

Maturities of lease liabilities under operating leases as of December 31, 2019 were as follows:

Maturities of lease liabilities
2020	$6,725
2021	4,713
2022	965
2023	—
2024	—
Thereafter	—
Total future lease payments	12,403
Less: imputed interest	611
Total present value of lease liabilities	$11,792

The following table presents supplemental information for comparative periods of future minimum rental payments under operating leases as of December 31, 2018:

Maturities of leases (1)
2019	$15,884
2020	6,805
2021	5,974
2022	799
2023	271
Thereafter	—
Total minimum lease payments	$29,733

(1) Amounts are based on ASC 840, Leases that were superseded upon the Sogou Group’s adoption of ASC 842, Leases on January 1, 2019. Rent expenses under operating leases were US$12,818 and US$15,732 for the years ended December 31, 2017, and 2018, respectively.

As of December 31, 2019, operating leases recognized in lease liabilities had a weighted average remaining lease term of 2.2 years and a weighted average discount rate of 4.75%.